Terumo Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Terumo Agreement.
Schedule of deferred revenue

Deferred Revenue – December 31, 2022 (in thousands)	$19,539
Revenue recognized	(1,747)
Deferred Revenue – June 30, 2023	$17,792

Deferred Revenue – December 31, 2021	$22,401
Revenue recognized	(945)
Deferred Revenue – June 30, 2022	$21,456

Deferred Revenue – January 1, 2021 (in thousands)	$20,926
Revenue reduction	1,475
Deferred Revenue – December 31, 2021	$22,401
Revenue recognized	(2,862)
Deferred Revenue – December 31, 2022	$19,539